Post-retirement benefits - Summary of geographical distribution of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%	100.00%	100.00%
Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	57.00%	58.00%	55.00%
UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	25.00%	24.00%	28.00%
US
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	10.00%	10.00%	10.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	6.00%	6.00%	5.00%
Other countries
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%	2.00%	2.00%
Pension benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Pension benefits | Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	58.00%
Pension benefits | UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	26.00%
Pension benefits | US
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	8.00%
Pension benefits | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	6.00%
Pension benefits | Other countries
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%
Other benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Other benefits | Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	50.00%
Other benefits | UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	1.00%
Other benefits | US
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	46.00%
Other benefits | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	0.00%
Other benefits | Other countries
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	3.00%